Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

These consolidated financial statements have been prepared on the basis that the Company will continue as a going concern.

The Company’s working capital deficiency as of December 31, 2012 was US$273,358. This was primarily caused by bank borrowings of US$270,670 being classified as current liabilities as they are repayable on demand, whilst cash deposits of US$296,023 that were pledged with the financial institutions being classified as non-current assets as they have terms of more than one year. As such, continued operation of the Company is dependent upon the Company’s ability to raise additional capital, obtain financing or to improve future operations. The Company believes that the following factor would provide sufficient liquidity to finance the Company’s anticipated working capital and capital expenditure requirements for the next twelve months.

•

The Company obtained written confirmations from the respective banks that the cash deposits pledged for the bank borrowings will be released at any time the loans are required to be settled by the Company; and

•	The Company’s continuous net cash inflows from operating activities.

Based on the above considerations, management is of the opinion that the Company has sufficient funds to meet its working capital requirements and debt obligations in the next twelve months. As a result, management believes it is appropriate to prepare these consolidated financial statements on the basis that the Company will continue as a going concern and thus these consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might have been necessary should the Company not be able to continue in existence as a going concern.

Use of Estimate

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, useful lives of property and equipment, realization of deferred tax assets, impairment of long-lived assets, share-based compensation expense, fair value of the trading and available-for-sale securities and uncertain income tax positions. Changes in facts and circumstances may result in revised estimates. Actual results could materially differ from those estimates.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the PRC Domestic Entities in which the Company, through its WOFEs, has a controlling financial interest. A controlling financial interest is typically determined when the Company holds a majority of the voting equity interest in an entity. However, if the Company, through its WOFEs, demonstrates its ability to control the PRC Domestic Entities through the WOFEs’ rights to all the residual benefits of the PRC Domestic Entities and the WOFEs’ obligation to fund losses of the PRC Domestic Entities, then the entity is included in the consolidated financial statements. All significant intercompany balances and transactions between the Company, its subsidiaries and the PRC Domestic Entities have been eliminated in consolidation.

On February 8, 2012, the Company disposed its 90% equity interest in Beijing SouFun Information Consultancy Co., Ltd. (“Beijing Information”) to an unrelated party for nil consideration. Beijing Information was dormant at the time of disposal. Since the Company transferred all of Beijing Information’s assets and liabilities to another subsidiary prior to the disposal, Beijing Information did not meet the definition of a discontinued operation under ASC 205, “Presentation of Financial Statements—Discontinued Operation”, as Beijing Information’s operations and cash flows have not been eliminated from the ongoing operations of the Group.

Immediately upon the completion of the disposal, Beijing Information was deconsolidated from the Group. As there was no difference between the fair value of consideration received for the disposal and the carrying amounts of the assets and liabilities, no gain or loss was recognized in the Company’s consolidated statements of comprehensive income for the year ended December 31, 2012.

Changes in Presentation of Comparative Information

Changes in Presentation of Comparative Information

Beginning January 1, 2012, the Company reclassified revenue from SouFun membership services, which represent arrangements with real estate developers in which the Company charges its customers Renminbi (“RMB”) 5,000.00 to RMB 20,000.00 in order for them to purchase specified properties from the real estate developers at a discount greater than the face value of the fees charged by the Company, from “Other value-added services” to “E-commerce services” in its consolidated statements of comprehensive income. The reclassification provides better operating information and is in line with the current development of the Group’s business. The change in presentation has been applied retrospectively to all periods presented.

In addition, certain comparative amounts have been reclassified to conform with the current year’s presentation.

Foreign Currency Transactions and Translations Policy

Foreign Currency Translation and Transactions

The functional currency of the Company and its overseas subsidiaries outside of the PRC is the United States dollar (“US$”). The Company’s PRC subsidiaries and PRC Domestic Entities determine their functional currency to be the Chinese Renminbi (“RMB”) based on the criteria of ASC 830-10, “Foreign Currency Matters: Overall”. The Company uses US$ as its reporting currency. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income.

The assets and liabilities of the Company’s PRC subsidiaries and PRC Domestic Entities are translated into US$ at the exchange rates prevailing at the balance sheet date. The consolidated statements of comprehensive income of these entities are translated into US$ at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

For the purpose of the consolidated statements of cash flows, cash flows of the Company’s PRC subsidiaries and PRC Domestic Entities are translated into US$ at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of these entities which arise throughout the year are translated into US$ at the weighted average exchange rates for the year.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions with original maturity of 90 days or less at the date of purchase which are unrestricted as to withdrawal and use. In addition, all highly liquid investments with original stated maturity of 90 days or less are classified as cash equivalents.

Restricted Cash	Restricted Cash Restricted cash represents cash pledged to the financial institutions as collateral for the Company’s bank loans (Note 12).
Short-term Investments

Short-term Investments

All highly liquid investments with original maturities of greater than 90 days but less than 365 days are classified as short-term investments which are stated at their approximate fair value. The Company accounts for its investments in accordance with ASC 320-10, “Investments-Debt and Equity Securities: Overall”. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in the consolidated statements of comprehensive income.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale debt securities is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary. Impairment loss of nil, US$4,343 and US$14 was recognized for the years ended December 31, 2010, 2011 and 2012, respectively.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

The Company considers many factors in assessing the collectability of its receivables, such as, the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Funds Receivable

Funds Receivable

Funds receivable represents cash from SouFun membership services due from a third-party payment service provider for clearing transactions. The Company carefully considers and monitors the credit worthiness of the third-party payment service provider used.

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Receivable balances are written off after all collection efforts have been exhausted. As of December 31, 2012, no allowance for doubtful accounts was provided for the funds receivable.

Finance, Loans and Leases Receivable, Policy

Loans Receivable

Loans receivable represents temporary funding provided by the Group to third parties. Interest income is included in the statements of comprehensive income when earned. As of December 31, 2012, all loans receivable had been fully collected.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life	Estimated Residual Value

Office equipment	5 years	5-10%
Motor vehicles	5 years	5%
Leasehold improvement	shorter of lease term or economic lives	—
Buildings	12 -28 years	—

Land is stated at cost and is not depreciated.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates its long-lived assets or asset group with finite lives for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value. No impairment charge was recognized for any of the years presented.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments of the Group primarily include cash and cash equivalents, restricted cash, accounts receivable, funds receivable, loans receivable, amounts due from a related party, short-term investments, including fixed-rate time deposits and available-for-sale security, short-term loans and long-term loans. As of December 31, 2011 and 2012, the carrying values of these financial instruments, other than the available-for-sale security and long-term loans, approximated their fair values due to the short-term maturity of these instruments. The available-for-sale security was recorded at fair value at each reporting date. The carrying value of the long-term loans approximates their fair value, as they bear interest at rates determined based on the prevailing interest rates in the market.

The Company applies ASC 820-10, “Fair Value Measurements and Disclosures: Overall”, in measuring fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2— Include other inputs that are directly or indirectly observable in the marketplace.

Level 3— Unobservable inputs which are supported by little or no market activity.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company measures its available-for-sale security at fair value using quoted prices from the active market.

Assets measured at fair value on a recurring basis as of December 31, 2011 and 2012 are summarized below:

	Fair Value Measurement at December 31, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
	US$	US$	US$	US$

Available-for-sale security	1,386	—	—	1,386

	Fair Value Measurement at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2011
	US$	US$	US$	US$

Available-for-sale security	657	—	—	657

Revenue Recognition

Revenue Recognition

Revenues are derived from online marketing services, e-commerce services, listing services and other value-added services and products. Revenue for each type of service and product sales is recognized only when the following criteria are met: a) persuasive evidence of an arrangement exists; b) price is fixed or determinable; c) delivery of services has occurred; and d) collectability is reasonably assured.

Marketing Services

The Group offers marketing services on the Group’s websites, primarily presented as banner advertisements, floating links, logos and other media insertions (“forms of services”). These services are offered to real estate developers and providers of products and services for home decoration and improvement. Marketing services allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Written contracts, containing all significant terms, signed by the Group and its customers provide persuasive evidence of the arrangement. The contracts do not contain any specific performance, cancellation, termination or refund provisions.

The service fee is negotiated between the customer and the Group but once a price is agreed to and the written contract is signed by both parties, the price is fixed and not subject to change. The service fee is due and payable in installments over the service period. Historically, the service fee has varied widely for marketing services and such variation in prices exists even when the same forms of services is provided in the same location of the Group’s websites and for the same service duration. The marketing services typically last from several days to one year. Delivery of the service occurs upon displaying the agreed forms of services on the Group’s websites over the specified service period. The Group performs credit assessments on its customers prior to signing the written contract to ensure collectability is reasonably assured. Revenue is recognized ratably over the contract period, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC 605-10, “Revenue Recognition: Overall”.

For certain arrangements, the Group provides marketing services that contain multiple deliverables, that is, different forms of services to be delivered over different periods of time. Starting from January 1, 2011, the Group adopted Accounting Standards Update (“ASU”) No. 2009-13 (“ASU 2009-13”), “Multiple-Deliverable Revenue Arrangements”. The Group adopted this guidance on a prospective basis applicable for transactions originating or materially modified after the date of adoption. This guidance changed the criteria for separating units of accounting in multiple-element arrangements and the way in which an entity is required to allocate the revenue to these units of accounting.

Prior to the adoption of ASU 2009-13, as the Company sold its marketing services over a broad price range, there was a lack of objective and reliable evidence of fair value for each deliverable included in the arrangement. Accordingly, a combined unit of accounting was used pursuant to ASC 605-25, “Revenue Recognition—Multiple-Element Arrangements”, whereby revenue was recognized ratably over the performance period of the last deliverable in the arrangement. Revenue from marketing services of US$235,860 would have been recognized in 2011 if those arrangements entered into or materially modified after the adoption of ASU 2009-13 were still being recognized on a straight-line basis over the performance period of the last deliverable.

Subsequent to the adoption of ASU 2009-13, the Company accounts for each deliverable in the arrangement as separate unit of accounting. Revenue is allocated to each unit of accounting on a relative fair value basis based on a selling price hierarchy and is recognized ratably over the duration of the service period. The selling price for a deliverable is based in its vendor-specific objective evidence (“VSOE”) if available, third party evidence (“TPE”) if VSOE is not available, or best estimate of selling price (“BESP”) if neither VSOE nor TPE is available. The total arrangement consideration is allocated to each unit of accounting based on its relative selling price which is determined based on the Company’s BESP for that deliverable because neither VSOE nor TPE exist. In determining its BESP for each deliverable, the Company considered its overall pricing model and objectives, as well as market or competitive conditions that may impact the price at which the Company would transact if the deliverable were sold regularly on a standalone basis. The Company monitors the conditions that affect its determination of selling price for each deliverable and reassesses such estimates periodically. For the contracts entered into prior to December 31, 2010 without material modification in 2011, the Company continued to recognize revenue on a straight-line basis over the performance period of the last deliverable.

The Company updated the BESP for each deliverable during the year ended December 31, 2012. In accordance with ASC 250, “Accounting Changes and Error Corrections”, changes in the determination of the BESP are considered a change in accounting estimate and are accounted for on a prospective basis. The effect of changes in the BESP on the allocation of arrangement consideration was insignificant.

E-Commerce Services

E-commerce service revenue consists of revenue derived from:

1) SouFun membership services

Commencing in 2011, the Company enters into arrangements with real estate developers, pursuant to which the Company charges its customers RMB5,000.00 to RMB20,000.00 in order for them to purchase specified properties from the real estate developers at a discount significantly greater than the face value of the fees charged by the Company. The discount is either a fixed amount off or a fixed percentage to the price of the specified property. The fees paid by the customers to the Company are refundable before a purchase of the specified properties at a discount is made by the customers. Revenue is recognized by the Company when cash consideration of the fees is received and the discount has been applied by the customers to pay for the purchase price of the specified properties. Cash received in advance of the purchase of specified properties is recorded as customers’ refundable fees.

2) Online marketplace platform

Commencing in 2011, the Company operates (i) an online marketplace platform which enables third-party merchants to sell home furnishing products to customers online and (ii) an online payment platform which enable third-party merchants to transact with customers online. The Company earns a commission, which ranges from 5% to 15% of the sales transaction amount, from the third-party merchants when a transaction is completed.

When a customer places his or her order for home furnishing products with a third-party merchant through the Company’s marketplace platform, the sales price and the shipping charge for the sale transaction are confirmed. Delivery of goods to a consumer will be processed by the third-party merchant after payment is made through the Company’s online payment platform. The sales transaction is completed and the Company recognizes the commission earned as e-commerce services revenue upon confirmation of receipt of the home furnishing products by the consumer and remittance of the net payment to the third-party merchant through the Company’s marketplace and online payment platforms.

Listing Services

Listing service revenue consists of revenues derived from both basic listing services and special listing services.

The Group’s basic and special listing services are provided to agents, brokers, property developers, property owners, property managers and others seeking to sell or rent new or secondary residential and commercial properties.

1) Basic listing services

Basic listing services entitle customers to post and make changes to information for properties, home furnishings and other related products and services in a particular area on the website for a specified period of time, which typically range from one to 36 months, in exchange for a fixed fee. Written contracts, containing all significant terms, signed by the Group and its customers provide persuasive evidence of the arrangement. The amount of fee to be paid is not subject to change once the contract has been signed. The contracts do not contain any specific performance, cancellation, termination or refund provisions. Delivery of services occurs by making access to the websites available for posting by the customers over the specified listing period. The Group performs credit assessments of its customers prior to signing the written contract to ensure collectability is reasonably assured. In accordance with ASC 605-25, revenue is recognized ratably over the duration of the service period as the basic listing services are being delivered.

2) Special listing services

Special listing services are multiple element arrangements comprising website listing services and other coordination of promotional themed events (“Offline Services”), such as physical forum discussion or a banquet gathering, each with the special listing as the theme, where the Group’s customers promote their products or services to a live audience. The Offline Services do not have standalone value and are always sold with special listing services. Written contracts, containing all significant terms, signed by the Group and its customers provide persuasive evidence of the arrangement. The amount of fee to be paid is not subject to change once the contract has been signed. The contracts do not contain any specific performance, cancellation, termination or refund provisions. Delivery of services occurs by making access to the websites available for posting by the customers over the specified listing period and upon completion of the Offline Services. The Group performs credit assessments of its customers prior to signing the written contract to ensure collectability is reasonably assured.

As the Offline Services do not have standalone value, a combined unit of accounting is used pursuant to ASC 605-25, whereby revenue is recognized upon delivery of the final deliverable, which is recognized ratably over the duration of the special listing service period.

Other Value-added Services and Products

Commencing in 2009, the Group provided marketing services to home decoration vendors in exchange for prepaid cards issued by the vendors. The significant terms of these transactions are stated in written contracts which are signed by the Group and the customers. The prepaid cards contain monetary values of varying denomination from RMB20.00 to RMB2,000.00 that can be used to purchase certain products from the vendors’ specified stores. The prepaid cards are not redeemable for cash from the vendors. The Group sells the prepaid cards, typically at a discount to their stated monetary value, to external parties. The exchange of marketing services for prepaid cards is accounted for in accordance with ASC 845, “Nonmonetary Transactions”. In accordance with ASC 845-10-30, the nonmonetary transaction is measured based on fair value of the assets (or services) involved. The fair value of the services to be provided is not determinable within a reasonable range because the service fees received have historically varied widely. The fair value of the prepaid cards is determinable by reference to the historical cash proceeds received upon the sale of such cards to customers. The Company reassesses its fair value estimate periodically to reflect changes experienced in the selling prices of the prepaid cards. Service revenue from this exchange is measured based on the fair value of the prepaid cards received and is recognized in accordance with the revenue model stated above in “Marketing services”. Revenue from sales of prepaid cards is recognized when the prepaid cards are delivered to the customers and cash is received. The Group ceased the sale of other value-added products in 2011.

The Company generates revenues from other value-added services including subscription services for access to the Company’s information database and consulting services for customized and industry-related research reports and indices. Revenues derived from subscription services for access to the Company’s information database are recognized ratably over the subscription period. Revenues derived from consulting services for customized and industry-related research reports and indices are recognized when the relevant services are completed.

The Company’s business is subject to BT, VAT, surcharges or cultural construction fees levied on advertising-related sales in China. In accordance with ASC 605-45, “Revenue Recognition—Principal Agent Considerations”, all such BT, VAT, surcharges and cultural construction fees are presented as cost of revenues in the consolidated statements of comprehensive income. BT, VAT and related surcharges and cultural construction fees for the years ended December 31, 2010, 2011 and 2012 were US$17,103, US$21,118 and US$28,901, respectively.

All service fees and prepaid cards received in advance of the provision of services are initially recorded as deferred revenue and subsequently recognized as revenue when the related services are performed by the Company.

Cost of Revenues

Cost of Revenues

Cost of revenues consists of employee costs, BT, VAT and surcharges, server and bandwidth leasing fees and other direct costs incurred in providing the related services and sales of products. These costs are expensed when incurred.

In addition, cost of revenues includes the 5% BT or 6% of VAT for the technology consultancy service fees charged by the WOFEs to the PRC Domestic Entities.

Advertising Expenditure

Advertising Expenditure

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive income. For the years ended December 31, 2010, 2011 and 2012, the advertising expenses were US$3,666, US$5,130 and US$6,525, respectively.

Leases

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Company had no capital leases for any of the years presented.

Income Taxes

Income Taxes

The Group follows the liability method of accounting for income taxes, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carryforwards, if any. The Company reduces the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is “more-likely-than-not” that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more-likely-than-not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carryforward periods, the Company’s experience with operating loss and tax credit carryforwards, if any, not expiring.

The Company applies ASC 740-10, “Income taxes: Overall”, to account for uncertainties in income taxes. Interest and penalties arising from underpayment of income taxes are computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740-10 are classified in the consolidated statements of comprehensive income as income tax expense.

In accordance with the provisions of ASC 740-10, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more-likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group’s estimated liability for unrecognized tax benefits, which is included in “accrued expenses and other liabilities”, is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statutes of limitation. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based Compensation

Share-based Compensation

The Company’s employees and directors participate in the Company’s share-based award incentive plan which is more fully discussed in Note 18. The Company applies ASC 718, “Compensation-Stock Compensation”, to account for its employee share-based payments. There have been no share-based payments made to non-employees for any of the years presented.

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. All grants of share-based awards to employees and directors classified as liabilities are remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested rewards over the vesting periods. The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions, which were not subject to performance vesting conditions.

Meanwhile, the Company uses the accelerated attribution method for equity awards with performance conditions on a tranche-by-tranche basis based on the probable outcome of the performance conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed. ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Earnings per Share

Earnings per Share

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC 260, “Earnings Per Share”, using the two class method. Under the provisions of ASC 260, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation. For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Comprehensive Income

Comprehensive Income

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on our consolidated balance sheets, includes the cumulative foreign currency translation adjustments and unrealized (loss) gain on available-for-sale security.

Commitments and Contingencies, Policy

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Adoption of New Accounting Standard

Recent Accounting Pronouncement

In February 2013, the Financial Accounting Standards Board (“FASB”) issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company does not expect the adoption of ASU 2013-2 will have a significant effect on its consolidated financial statements.